PROPERTY AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Impairment	$ 13	$ 43
Additions	712	446
Acquired property and equipment, not yet paid	726	601
Property plant and equipment pledged as security for bank borrowings	919	$ 865
Russia And Ukraine
Disclosure of quantitative information about right-of-use assets [line items]
Additions	$ 171